Other current assets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other current assets
Prepaid expenses	¥ 15,108,499	$ 2,190,526	¥ 36,116,886
Inventory	116,711,168	16,921,529	15,212,282
Deposits in trust protection fund	13,501,146	1,957,482	82,872,000
Guarantee deposits held by Funding Partners	1,690,507	245,100	63,977,048
Receivables from third party payment service providers	3,415,532	495,206	456,492,520
Receivables from Funding Partners and other service providers	34,738,492	5,036,608	270,647,297
Other account receivables	23,837,329	3,456,088	34,157,040
Receivable from broker for derivative collateral	834,038,316	120,924,189	619,332,499
Deposit prepayment	676,742,849	98,118,490	10,405,181
Receivables from trust companies	293,543,842	42,559,857
Others	349,113,346	50,616,676	211,328,986
Total	2,362,441,026	342,521,751	1,800,541,739
Less: Allowance for other current assets	(256,349,242)	(37,167,147)	(201,242,068)	$ (29,177,357)	¥ (160,745,160)
Other current assets	¥ 2,106,091,784	$ 305,354,604	¥ 1,599,299,671